Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Jun. 30, 2023	$ 16,000	$ 98,086,000	$ (91,379,000)	$ 6,723,000
Balance, shares at Jun. 30, 2023	16,462,215
Issuance of common stock – exercised options	$ 1,000	35,000		$ 36,000
Issuance of common stock - exercised options, shares	182,707			100,104
Issuance of common stock – ESPP		105,000		$ 105,000
Issuance of common stock - ESPP, shares	37,543
Stock-based compensation		1,571,000		1,571,000
Net income (loss)			(8,333,000)	(8,333,000)
Issuance of preferred stock warrants and common stock warrants under Private Placement, net of offering costs of $400,000		92,000		92,000
Issuance of preferred stock warrants and common stock warrants under Private Placement, net of offering costs of $245,000		(92,000)		(92,000)
Balance at Jun. 30, 2024	$ 17,000	99,889,000	(99,712,000)	194,000
Balance, shares at Jun. 30, 2024	16,682,465
Stock-based compensation		347,000		347,000
Net income (loss)			(1,669,000)	(1,669,000)
Balance at Sep. 30, 2024	$ 17,000	100,236,000	(101,381,000)	(1,128,000)
Balance, shares at Sep. 30, 2024	16,682,465
Beginning balance, value at Jun. 30, 2024	$ 17,000	99,889,000	(99,712,000)	$ 194,000
Balance, shares at Jun. 30, 2024	16,682,465
Issuance of common stock - exercised options, shares
Net income (loss)				$ (5,495,000)
Balance at Mar. 31, 2025	$ 17,000	100,818,000	(105,207,000)	(4,372,000)
Balance, shares at Mar. 31, 2025	16,767,470
Beginning balance, value at Jun. 30, 2024	$ 17,000	99,889,000	(99,712,000)	194,000
Balance, shares at Jun. 30, 2024	16,682,465
Issuance of common stock – exercised options
Issuance of common stock - exercised options, shares	102,896
Issuance of common stock – ESPP		97,000		$ 97,000
Issuance of common stock - ESPP, shares	50,337
Stock-based compensation		979,000		979,000
Net income (loss)			(6,674,000)	(6,674,000)
Balance at Jun. 30, 2025	$ 17,000	100,965,000	(106,386,000)	(5,404,000)
Balance, shares at Jun. 30, 2025	16,835,698
Beginning balance, value at Sep. 30, 2024	$ 17,000	100,236,000	(101,381,000)	(1,128,000)
Balance, shares at Sep. 30, 2024	16,682,465
Stock-based compensation		278,000		278,000
Net income (loss)			(1,887,000)	(1,887,000)
Balance at Dec. 31, 2024	$ 17,000	100,514,000	(103,268,000)	(2,737,000)
Balance, shares at Dec. 31, 2024	16,682,465
Issuance of common stock – exercised options
Issuance of common stock - exercised options, shares	34,668
Issuance of common stock – ESPP		98,000		98,000
Issuance of common stock - ESPP, shares	50,337
Stock-based compensation		206,000		206,000
Net income (loss)			(1,939,000)	(1,939,000)
Balance at Mar. 31, 2025	$ 17,000	100,818,000	(105,207,000)	(4,372,000)
Balance, shares at Mar. 31, 2025	16,767,470
Beginning balance, value at Jun. 30, 2025	$ 17,000	100,965,000	(106,386,000)	(5,404,000)
Balance, shares at Jun. 30, 2025	16,835,698
Issuance of common stock – ESPP		37,000		37,000
Issuance of common stock - ESPP, shares	26,312
Stock-based compensation		209,000		209,000
Net income (loss)			(2,562,000)	(2,562,000)
Issuance of preferred stock warrants and common stock warrants under Private Placement, net of offering costs of $400,000		4,400,000		4,400,000
Issuance of preferred stock warrants and common stock warrants under Private Placement, net of offering costs of $245,000		(4,400,000)		(4,400,000)
Balance at Sep. 30, 2025	$ 17,000	105,611,000	(108,948,000)	(3,320,000)
Balance, shares at Sep. 30, 2025	16,862,010
Beginning balance, value at Jun. 30, 2025	$ 17,000	100,965,000	(106,386,000)	$ (5,404,000)
Balance, shares at Jun. 30, 2025	16,835,698
Issuance of common stock - exercised options, shares				62,125
Net income (loss)				$ (5,136,000)
Balance at Mar. 31, 2026	$ 21,000	116,114,000	(111,522,000)	4,613,000
Balance, shares at Mar. 31, 2026	21,361,383
Beginning balance, value at Sep. 30, 2025	$ 17,000	105,611,000	(108,948,000)	(3,320,000)
Balance, shares at Sep. 30, 2025	16,862,010
Issuance of common stock – exercised options		255,000		255,000
Issuance of common stock - exercised options, shares	62,125
Stock-based compensation		285,000		285,000
Net income (loss)			601,000	601,000
Issuance of preferred stock warrants and common stock warrants under Private Placement, net of offering costs of $400,000		45,000		45,000
Issuance of common stock under Public Offering, net of offering costs	$ 4,000	9,756,000		9,760,000
Issuance of common stock under Public Offering, net of offering costs, shares	4,416,000
Issuance of preferred stock warrants and common stock warrants under Private Placement, net of offering costs of $245,000		(45,000)		(45,000)
Balance at Dec. 31, 2025	$ 21,000	115,862,000	(108,347,000)	7,536,000
Balance, shares at Dec. 31, 2025	21,340,135
Issuance of common stock – ESPP		19,000		19,000
Issuance of common stock - ESPP, shares	21,248
Stock-based compensation		240,000		240,000
Net income (loss)			(3,175,000)	(3,175,000)
Offering costs in connection with the issuance of preferred stock warrants and common stock warrants under Private Placement		(7,000)		(7,000)
Balance at Mar. 31, 2026	$ 21,000	$ 116,114,000	$ (111,522,000)	$ 4,613,000
Balance, shares at Mar. 31, 2026	21,361,383